Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance (shares) at Dec. 31, 2019		27,893,337
Beginning balance at Dec. 31, 2019	$ 56,666	$ 3	$ 178,155	$ 103	$ (121,595)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of stock options (shares)		223,895
Issuance of common stock upon exercise of stock options	802		802
Issuance of common stock under stock purchase plan (shares)		89,172
Issuance of common stock under stock purchase plan	194		194
Issuance of common stock upon public offering, net of issuance costs (shares)		11,218,593
Issuance of common stock upon public offering, net of issuance costs	29,086	$ 1	29,085
Conversion of redeemable convertible preferred stock to common stock (in shares)		1,282,050
Issuance of common stock upon conversion of convertible note payable	2,000		2,000
Stock-based compensation expense	7,765		7,765
Unrealized loss on marketable securities	(103)			(103)
Net income (loss)	59,337				59,337
Ending balance at Dec. 31, 2020	155,747	$ 4	218,001	0	(62,258)
Ending balance (shares) at Dec. 31, 2020		40,707,047
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of stock options (shares)		508,720
Issuance of common stock upon exercise of stock options	2,022		2,022
Issuance of common stock upon vesting of RSUs (shares)		997,400
Issuance of common stock under stock purchase plan (shares)		46,899
Issuance of common stock under stock purchase plan	266		266
Issuance of common stock upon public offering, net of issuance costs (shares)		3,737,172
Issuance of common stock upon public offering, net of issuance costs	29,525	$ 1	29,524
Conversion of redeemable convertible preferred stock to common stock (in shares)		961,538
Issuance of common stock upon conversion of convertible note payable	1,500		1,500
Stock-based compensation expense	8,546		8,546
Unrealized loss on marketable securities	(221)			(221)
Net income (loss)	(78,485)				(78,485)
Ending balance at Dec. 31, 2021	$ 118,900	$ 5	259,859	(221)	(140,743)
Ending balance (shares) at Dec. 31, 2021	46,958,776	46,958,776
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of stock options (shares)		9,343
Issuance of common stock upon exercise of stock options	$ 11		11
Issuance of common stock upon vesting of RSUs (shares)		284,400
Issuance of common stock under stock purchase plan (shares)		148,308
Issuance of common stock under stock purchase plan	273		273
Issuance of common stock upon public offering, net of issuance costs (shares)		13,178,129
Issuance of common stock upon public offering, net of issuance costs	31,376	$ 1	31,375
Stock-based compensation expense	7,223		7,223
Unrealized loss on marketable securities	(794)			(794)
Net income (loss)	(63,586)				(63,586)
Ending balance at Dec. 31, 2022	$ 93,403	$ 6	$ 298,741	$ (1,015)	$ (204,329)
Ending balance (shares) at Dec. 31, 2022	60,578,956	60,578,956